Right-of-use-assets - Summary of Changes in Carrying Amount of Right-of-use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Balance	€ 50,755	€ 49,013
Depreciation	(11,834)	(11,706)	€ (13,376)
Balance	42,825	50,755	49,013
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	82,819	68,733
Additions	6,541	3,194
Disposals	(5,371)	(1,267)
Adjustments due to remeasurements	(227)	9,084
Adjustments due to modifications	(167)	41
Effect of translation adjustments	1,048	3,034
Balance	84,643	82,819	68,733
Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(32,064)	(19,720)
Depreciation	(11,834)	(11,706)
Disposals	3,060	1,209
Impairment loss	(848)	(1,188)
Adjustments due to remeasurements	(51)
Effect of translation adjustments	(81)	(659)
Accumulated depreciation and impairment loss	(41,818)	(32,064)	(19,720)
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	50,583	48,593
Balance	42,786	50,583	48,593
Buildings [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	81,784	67,710
Additions	6,541	3,194
Disposals	(5,371)	(1,267)
Adjustments due to remeasurements	(227)	9,084
Adjustments due to modifications	(167)	42
Effect of translation adjustments	1,037	3,021
Balance	83,597	81,784	67,710
Buildings [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(31,201)	(19,117)
Depreciation	(11,699)	(11,457)
Disposals	3,060	1,209
Impairment loss	(848)	(1,188)
Adjustments due to remeasurements	(51)
Effect of translation adjustments	(72)	(648)
Accumulated depreciation and impairment loss	(40,811)	(31,201)	(19,117)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	172	420
Balance	39	172	420
Vehicles [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance	1,035	1,023
Adjustments due to modifications		(1)
Effect of translation adjustments	11	13
Balance	1,046	1,035	1,023
Vehicles [member] | Accumulated Depreciation and Impairment Loss [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Accumulated depreciation and impairment loss	(863)	(603)
Depreciation	(135)	(249)
Effect of translation adjustments	(9)	(11)
Accumulated depreciation and impairment loss	€ (1,007)	€ (863)	€ (603)